Related party transactions (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2015
Related Party Transaction [Line Items]
Management fee percentage		5.00%
Markup charged on costs to related parties (as percent)		5.00%
Revaluation of contingent consideration		$ 89,900,000	$ 0	$ 0
Distributions	[1]	9,200,000
Performance Guarantee
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted		165,400,000	184,500,000
Custom Guarantees
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted		600,000	0
T-15 and T-16 Tender Rigs
Related Party Transaction [Line Items]
Bareboat charter rate per day			1,590
West Vela Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 1,450,000,000
Variable rate basis on debt issuance		LIBOR
Seller's credit | Payment in Kind (PIK) Note | West Polaris
Related Party Transaction [Line Items]
Debt face amount		$ 50,000,000
Debt instrument, interest rate, stated percentage (as percent)		6.50%
Seadrill
Related Party Transaction [Line Items]
Management fee percentage		5.00%
Management and administrative service agreement, termination notice period		90 days
Contract revenue cost, per day			25,500
Contract revenue, net income from contracts	[2]	$ (2,800,000)	(9,500,000)	1,600,000
Distributions		15.3
Related party transactions		111,900,000	119,100,000	$ 135,700,000
Seadrill | West Vela
Related Party Transaction [Line Items]
Contract revenue cost per day, tranche one		42,000
Contract revenue cost per day, tranche two		40,000
Seadrill | West Polaris
Related Party Transaction [Line Items]
Net contract dayrate, threshold		$ 450,000
Percentage of contract revenue cost per day payable, tranche one		100.00%
Percentage of contract revenue cost per day payable, tranche two		50.00%
Seadrill | Credit Facility $100M | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity		$ 100,000,000
Variable rate basis on debt issuance		LIBOR
Basis spread (as percent)		5.00%
Line of credit facility, unused capacity, commitment fee percentage		2.00%
Seadrill | Minimum
Related Party Transaction [Line Items]
Management fee percentage		4.85%
Seadrill | Maximum
Related Party Transaction [Line Items]
Management fee percentage		8.00%
Subsidiary of Common Parent | Credit Facility $143
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage (as percent)					0.56%
Due from related parties					$ 143,000,000
Debt outstanding			$ 39,400,000
Cash Distribution | Seadrill
Related Party Transaction [Line Items]
Distributions		$ 6.1
Non-Cash Distribution | Seadrill
Related Party Transaction [Line Items]
Distributions		$ 9.2

[1]	Non cash distribution, refer to Note 13 – "Related party transactions" for further information.
[2]	Bareboat charters – Seadrill acted as an intra-charterer for the West Aquarius during its contract with Hibernia in Canada, which ended in April 2017. Seadrill also previously acted as an intra-charterer for the T-15 and T-16 until December 2016. Seadrill earned a margin of $25,500 per day under the West Aquarius arrangement and $1,590 per day under the T-15 and T-16 arrangement. This margin was adjusted for utilization. We incurred expenses for these arrangements of $2.8 million and $9.5 million in the years ended December 31, 2017 and 2016, respectively. We experienced high downtime on the West Aquarius in the year ended December 31, 2015 which resulted in us earning net income of $1.6 million under these arrangements that year.